Transactions With Related Parties (Details) - Schedule of business operations of the Bank with their clients - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Banco Santander, S.A. [Member]
Transactions With Related Parties (Details) - Schedule of business operations of the Bank with their clients [Line Items]
Country	Spain	Spain
Nature of relationship with the Bank	Group	Group
Type of service	Advisory services	Consulting services
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income
Expenses	15,999	12,710
Account receivable
Account payable	$ 1,642	$ 10,329
Santander Back-Offices Globales Mayoristas, S.A. [Member]
Transactions With Related Parties (Details) - Schedule of business operations of the Bank with their clients [Line Items]
Country	Spain	Spain
Nature of relationship with the Bank	Group	Group
Type of service	Back Office services	BackOffice services
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income
Expenses	3,059	2,005
Account receivable
Account payable
Santander Chile Holding S.A. [Member]
Transactions With Related Parties (Details) - Schedule of business operations of the Bank with their clients [Line Items]
Country	Chile	Chile
Nature of relationship with the Bank	Group	Group
Type of service	Leases	Leases
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income	$ 234	$ 211
Expenses
Account receivable	234
Account payable
Santander Factoring S.A. [Member]
Transactions With Related Parties (Details) - Schedule of business operations of the Bank with their clients [Line Items]
Country	Chile	Chile
Nature of relationship with the Bank	Group	Group
Type of service	Leases, Custody and gateway	Leases,Custody, Gateway
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income	$ 39	$ 35
Expenses	423	428
Account receivable	39	35
Account payable	$ 133	$ 42
Gesban Santander Servicios Profesionales Contables Limitada [Member]
Transactions With Related Parties (Details) - Schedule of business operations of the Bank with their clients [Line Items]
Country	Chile	Chile
Nature of relationship with the Bank	Group	Group
Type of service	Accounting services	Accounting services
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income	$ 60	$ 54
Expenses	1,019	917
Account receivable	60
Account payable	$ 523	$ 79
Santander Gestión de Recaudación y Cobranzas Ltda. [Member]
Transactions With Related Parties (Details) - Schedule of business operations of the Bank with their clients [Line Items]
Country	Chile	Chile
Nature of relationship with the Bank	Group	Group
Type of service	Leases and collection	Leasing and collection services
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income	$ 408	$ 369
Expenses	180	6,221
Account receivable	408
Account payable	$ 14	$ 175
Santander Global Facilities, S.L [Member]
Transactions With Related Parties (Details) - Schedule of business operations of the Bank with their clients [Line Items]
Country	Spain
Nature of relationship with the Bank	Group
Type of service	Advisory services
Term	Monthly
Renewal	Contractual
Income
Expenses	341
Account receivable
Account payable
Santander Investment Chile Limitada [Member]
Transactions With Related Parties (Details) - Schedule of business operations of the Bank with their clients [Line Items]
Country	Chile	Chile
Nature of relationship with the Bank	Group	Group
Type of service	Leases	Consulting services
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income
Expenses	4,381	3,910
Account receivable
Account payable	$ 26	$ 60
Santander Corredores De Bolsa Limitada [Member]
Transactions With Related Parties (Details) - Schedule of business operations of the Bank with their clients [Line Items]
Country	Chile
Nature of relationship with the Bank	Group
Type of service	Leases
Term	Monthly
Renewal	Contractual
Income	$ 65
Expenses	226
Account receivable	65
Account payable	$ 29
Santander Global Technology and Operations Chile limitada [Member]
Transactions With Related Parties (Details) - Schedule of business operations of the Bank with their clients [Line Items]
Country	Chile	Chile
Nature of relationship with the Bank	Group	Group
Type of service	IT Services	Leases
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income
Expenses	258	231
Account receivable
Account payable
Universia Chile, S.A. [Member]
Transactions With Related Parties (Details) - Schedule of business operations of the Bank with their clients [Line Items]
Country	Chile	Chile
Nature of relationship with the Bank	Group	Group
Type of service	Institucional services	Leases
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income	$ 8
Expenses	341	274
Account receivable	8
Account payable		$ 65
Aquanima Chile S.A. [Member]
Transactions With Related Parties (Details) - Schedule of business operations of the Bank with their clients [Line Items]
Country	Chile	Chile
Nature of relationship with the Bank	Group	Group
Type of service	Procurement Services	IT services
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income
Expenses	1,710	1,940
Account receivable
Account payable
Santander Asset Management S.A. Administradora General de Fondos [Member]
Transactions With Related Parties (Details) - Schedule of business operations of the Bank with their clients [Line Items]
Country	Chile	Chile
Nature of relationship with the Bank	Group	Group
Type of service	Leases and others	Institutional services
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income
Expenses	626	495
Account receivable
Account payable	$ 78	$ 65
Zurich Santander Seguros Generales Chile S.A. [Member]
Transactions With Related Parties (Details) - Schedule of business operations of the Bank with their clients [Line Items]
Country	Chile	Chile
Nature of relationship with the Bank	Group	Asociate
Type of service	Commercial agreements	Procurement services
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income	$ 187	$ 188
Expenses
Account receivable	187	188
Account payable
Santander Consumer Finance Limitada [Member]
Transactions With Related Parties (Details) - Schedule of business operations of the Bank with their clients [Line Items]
Country	Chile	Chile
Nature of relationship with the Bank	Group	Group
Type of service	Advisory services and others	Sales channel services
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income	$ 70	$ 911
Expenses
Account receivable	70	71
Account payable
Santander Global Technology and Operations, S.L. Unipersonal [Member]
Transactions With Related Parties (Details) - Schedule of business operations of the Bank with their clients [Line Items]
Country	Spain	España
Nature of relationship with the Bank	Group	Group
Type of service	IT Services	Leases and others
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income
Expenses	49,744	41,683
Account receivable
Account payable
Mercury Trade Finance Solutions, S.p.A. [Member]
Transactions With Related Parties (Details) - Schedule of business operations of the Bank with their clients [Line Items]
Country	Chile	Chile
Nature of relationship with the Bank	Group	Group
Type of service	IT Services	Sales channel services
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income
Expenses	256	343
Account receivable
Account payable
Sociedad Operadora De Tarjetas De Pago Santander Getnet Chile S.A. [Member]
Transactions With Related Parties (Details) - Schedule of business operations of the Bank with their clients [Line Items]
Country	Chile	Chile
Nature of relationship with the Bank	Group	Group
Type of service	Leases	Consulting services and others
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income	$ 415	$ 443
Expenses
Account receivable	415
Account payable
Santander Corredora de Seguros Limitada [Member]
Transactions With Related Parties (Details) - Schedule of business operations of the Bank with their clients [Line Items]
Country	Chile
Nature of relationship with the Bank	Group
Type of service	Insurance broker
Term	Monthly
Renewal	Contractual
Income	$ 87
Expenses
Account receivable	87
Account payable
Centro de Compensación Automatizado S.A. [Member]
Transactions With Related Parties (Details) - Schedule of business operations of the Bank with their clients [Line Items]
Country	Chile
Nature of relationship with the Bank	Group
Type of service	Derivatives clearing
Term	Monthly
Renewal	Contractual
Income
Expenses	2,184
Account receivable
Account payable
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A. [Member]
Transactions With Related Parties (Details) - Schedule of business operations of the Bank with their clients [Line Items]
Country	Chile
Nature of relationship with the Bank	Group
Type of service	Card operator
Term	Monthly
Renewal	Contractual
Income
Expenses	632
Account receivable
Account payable
PagoNxt Trade Services, S.L. [Member]
Transactions With Related Parties (Details) - Schedule of business operations of the Bank with their clients [Line Items]
Country	Spain
Nature of relationship with the Bank	Group
Type of service	Digital payments
Term	Monthly
Renewal	Contractual
Income
Expenses	284
Account receivable
Account payable